Document and Entity Information	Mar. 30, 2022
Cover [Abstract]
Entity Registrant Name	RGC RESOURCES INC
Entity Address, State or Province	VA
Amendment Flag	false
Entity Central Index Key	0001069533
Document Type	8-K
Document Period End Date	Mar. 30, 2022
Entity Incorporation State Country Code	VA
Entity File Number	000-26591
Entity Tax Identification Number	54-1909697
Entity Address, Address Line One	519 Kimball Ave
Entity Address, City or Town	N.E. Roanoke
Entity Address, Postal Zip Code	24016
City Area Code	(540)
Local Phone Number	777-4427
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $5 Par Value
Trading Symbol	RGCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false